INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2024	2023
Purchased software	$1,072,018	$1,097,279
Capitalized software development costs	1,941,718	1,475,691
	3,013,736	2,572,970
Less: accumulated amortization	(1,016,913)	(656,608)
Intangible assets, net	$1,996,823	$1,916,362

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The following summarizes total future amortization expenses of the purchased software at June 30, 2024:

Year ending December 31,
2024 (remaining 6 months)	368,395
2025	616,980
2026	331,395
2027	37,315
2028 and after	142,738
Total future amortization expense	$1,496,823